AB Core Opportunities Fund, Inc.

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Information Technology – 30.0%
Semiconductors & Semiconductor Equipment – 15.9%
Broadcom, Inc.	19,976	$6,383,331
Lam Research Corp.	14,551	3,403,333
NVIDIA Corp.	78,846	13,970,723
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	7,639	2,861,417
Texas Instruments, Inc.	9,019	1,913,020

		28,531,824

Software – 8.5%
Cadence Design Systems, Inc.(a)	6,851	2,064,892
Microsoft Corp.	28,022	11,005,360
Oracle Corp.	15,203	2,210,516

		15,280,768

Technology Hardware, Storage & Peripherals – 5.6%
Apple, Inc.	38,397	10,143,719

		53,956,311

Financials – 13.2%
Banks – 4.6%
JPMorgan Chase & Co.	16,831	5,054,349
Wells Fargo & Co.	40,850	3,327,233

		8,381,582

Capital Markets – 4.4%
Charles Schwab Corp. (The)	43,300	4,122,160
Jefferies Financial Group, Inc.	33,881	1,504,316
S&P Global, Inc.	5,059	2,235,471

		7,861,947

Financial Services – 3.1%
Visa, Inc. - Class A	17,468	5,592,206

Insurance – 1.1%
Arthur J Gallagher & Co.	8,462	1,931,028

		23,766,763

Communication Services – 12.3%
Entertainment – 2.1%
Walt Disney Co. (The)	35,932	3,810,229

Interactive Media & Services – 8.7%
Alphabet, Inc. - Class C	28,326	8,821,566
Meta Platforms, Inc. - Class A	10,606	6,874,597

		15,696,163

Wireless Telecommunication Services – 1.5%
T-Mobile US, Inc.	11,974	2,599,436

		22,105,828

Industrials – 12.2%
Aerospace & Defense – 1.5%
Airbus SE (ADR)(b)	49,827	2,699,128

Company	Shares	U.S. $ Value

Electrical Equipment – 3.3%
Eaton Corp. PLC	9,029	$3,394,182
GE Vernova, Inc.	2,956	2,582,361

		5,976,543

Ground Transportation – 1.5%
Union Pacific Corp.	10,268	2,720,815

Industrial Conglomerates – 1.6%
3M Co.	16,793	2,776,219

Machinery – 2.2%
Deere & Co.	3,313	2,086,229
PACCAR, Inc.	14,742	1,858,819

		3,945,048

Trading Companies & Distributors – 2.1%
United Rentals, Inc.	2,136	1,794,240
WW Grainger, Inc.	1,782	2,039,909

		3,834,149

		21,951,902

Health Care – 10.9%
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	21,589	2,511,880

Health Care Providers & Services – 3.0%
McKesson Corp.	2,410	2,379,562
UnitedHealth Group, Inc.	10,300	3,020,681

		5,400,243

Life Sciences Tools & Services – 2.9%
IQVIA Holdings, Inc.(a)	12,530	2,240,490
Thermo Fisher Scientific, Inc.	5,548	2,891,118

		5,131,608

Pharmaceuticals – 3.6%
Eli Lilly & Co.	2,304	2,423,785
Johnson & Johnson	16,468	4,091,145

		6,514,930

		19,558,661

Consumer Discretionary – 9.3%
Broadline Retail – 4.8%
Amazon.com, Inc.(a)	41,386	8,691,060

Hotels, Restaurants & Leisure – 1.3%
Hilton Worldwide Holdings, Inc.	7,190	2,241,698

Specialty Retail – 3.2%
AutoZone, Inc.(a)	847	3,180,977
Lowe’s Cos., Inc.	9,974	2,638,821

		5,819,798

		16,752,556

Company	Shares	U.S. $ Value

Consumer Staples – 3.5%
Beverages – 1.3%
Monster Beverage Corp.(a)	26,804	$2,286,381

Consumer Staples Distribution & Retail – 2.2%
Dollar Tree, Inc.(a)	13,458	1,702,168
Walmart, Inc.	17,871	2,286,595

		3,988,763

		6,275,144

Energy – 3.0%
Oil, Gas & Consumable Fuels – 3.0%
EOG Resources, Inc.	21,355	2,649,728
Exxon Mobil Corp.	18,090	2,758,725

		5,408,453

Utilities – 2.5%
Electric Utilities – 2.5%
Alliant Energy Corp.	29,912	2,163,834
Constellation Energy Corp.	6,998	2,308,500

		4,472,334

Materials – 1.3%
Chemicals – 1.3%
Corteva, Inc.	30,675	2,457,681

Real Estate – 1.1%
Real Estate Management & Development – 1.1%
CBRE Group, Inc. - Class A(a)	13,041	1,925,634

Total Common Stocks (cost $125,305,078)		178,631,267

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $1,190,076)	1,190,076	1,190,076

Total Investments – 100.0% (cost $126,495,154)(f)		179,821,343
Other assets less liabilities – 0.0%		15,841

Net Assets – 100.0%		$179,837,184

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,690,654 and gross unrealized depreciation of investments was $(2,364,465), resulting in net unrealized appreciation of $53,326,189.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Core Opportunities Fund, Inc.

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$178,631,267	$—	$—	$178,631,267
Short-Term Investments	1,190,076	—	—	1,190,076

Total Investments in Securities	179,821,343	—	—	179,821,343
Other Financial Instruments(b)	—	—	—	—

Total	$179,821,343	$—	$—	$179,821,343

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$790	$10,387	$9,987	$1,190	$10